Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning balance		$ 24,634	$ 24,139
Acquisitions (Note 2)	300	55	495
Disposition of Goodwill		(38)
Reclassifications, adjustments and other		(12)
Ending balance	24,634	24,639	24,634
Wireless
Goodwill [Line Items]
Beginning balance		18,376	18,172
Acquisitions (Note 2)		15	204
Reclassifications, adjustments and other		(1)
Ending balance	18,376	18,390	18,376
Wireline
Goodwill [Line Items]
Beginning balance		6,258	5,967
Acquisitions (Note 2)		40	291
Disposition of Goodwill		(38)
Reclassifications, adjustments and other		(11)
Ending balance	$ 6,258	$ 6,249	$ 6,258